Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000166589 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.10%)
C000166589 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000166589 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000166590 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(21.00%)
C000166590 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.10%
C000166590 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000166588 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(10.80%)
C000166588 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.10%
C000166588 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%